Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-86.07%
Australia-2.95%
BHP Group Ltd.	1,514	$46,940
Iris Energy Ltd.(b)	6,055	40,326
		87,266
Canada-3.97%
Bitfarms Ltd.(b)	22,455	41,991
Hive Digital Technologies Ltd.(b)(c)	7,067	38,303
Hut 8 Mining Corp.(b)(c)	10,499	37,376
		117,670
China-7.88%
Alibaba Group Holding Ltd., ADR(b)	485	49,547
Bit Digital, Inc.(b)(c)	10,642	47,144
Canaan, Inc., ADR(b)	14,759	46,934
Meitu, Inc.(b)(d)	115,430	41,887
Tencent Holdings Ltd.	1,050	47,716
		233,228
France-1.63%
Worldline S.A.(b)(d)	1,216	48,306
Japan-1.57%
Rakuten Group, Inc.	11,878	46,407
Netherlands-1.57%
Shell PLC	1,507	46,498
Norway-1.59%
Aker ASA, Class A	742	47,235
South Korea-1.54%
Samsung Electronics Co. Ltd.	832	45,560
Switzerland-1.60%
Nestle S.A.	384	47,346
Taiwan-1.49%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	445	44,122
United States-60.28%
Accenture PLC, Class A	149	47,136
Advanced Micro Devices, Inc.(b)	405	46,332
Alphabet, Inc., Class A(b)	377	50,035
Amazon.com, Inc.(b)	348	46,521
Applied Digital Corp.(b)	5,797	55,535
Bakkt Holdings, Inc.(b)	24,316	40,121
Bank of America Corp.	1,581	50,592
Block, Inc., Class A(b)	615	49,526
Cisco Systems, Inc.	911	47,408
Citigroup, Inc.	982	46,802
Cleanspark, Inc.(b)	6,282	37,755
Coinbase Global, Inc., Class A(b)	439	43,290
Galaxy Digital Holdings Ltd.(b)	8,779	43,153
Goldman Sachs Group, Inc. (The)	143	50,889
Honeywell International, Inc.	225	43,679
Intel Corp.	1,380	49,363
International Business Machines Corp.	349	50,319
Intuit, Inc.	97	49,635
JPMorgan Chase & Co.	315	49,757
	Shares	Value
United States-(continued)
Marathon Digital Holdings, Inc.(b)(c)	2,432	$42,244
Mastercard, Inc., Class A	117	46,131
Micron Technology, Inc.	725	51,758
Microsoft Corp.	137	46,021
MicroStrategy, Inc., Class A(b)	101	44,226
NVIDIA Corp.	102	47,664
Oracle Corp.	400	46,892
PayPal Holdings, Inc.(b)	649	49,207
QUALCOMM, Inc.	380	50,225
Riot Platforms, Inc.(b)	2,313	42,837
Robinhood Markets, Inc., Class A(b)	3,767	48,444
Salesforce, Inc.(b)	204	45,902
SoFi Technologies, Inc.(b)	5,119	58,612
Terawulf, Inc.(b)(c)	12,127	35,411
Tesla, Inc.(b)	169	45,196
Texas Instruments, Inc.	256	46,080
Verizon Communications, Inc.	1,352	46,076
Visa, Inc., Class A	193	45,882
Walmart, Inc.	304	48,597
		1,785,253
Total Common Stocks & Other Equity Interests (Cost $2,025,658)		2,548,891
Mutual Fund-13.77%
United States-13.77%
Grayscale Bitcoin Trust BTC (Cost $288,627)	21,322	407,890
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $679)	679	679
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $2,314,964)		2,957,460
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.95%
Invesco Private Government Fund, 5.24%(e)(f)(g)	55,404	55,404
Invesco Private Prime Fund, 5.38%(e)(f)(g)	150,352	150,352
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $205,750)		205,756
TOTAL INVESTMENTS IN SECURITIES-106.81% (Cost $2,520,714)		3,163,216
OTHER ASSETS LESS LIABILITIES-(6.81)%		(201,675)
NET ASSETS-100.00%		$2,961,541

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $90,193, which represented 3.05% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$127,705	$(127,026)	$-	$-	$679	$66
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	117,081	1,167,322	(1,228,999)	-	-	55,404	2,906*
Invesco Private Prime Fund	310,156	2,264,967	(2,424,788)	4	13	150,352	8,273*
Total	$427,237	$3,559,994	$(3,780,813)	$4	$13	$206,435	$11,245

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-85.47%
Australia-4.21%
Iris Energy Ltd.(b)	34,895	$232,401
Canada-12.30%
Bitfarms Ltd.(b)	129,396	241,970
Hive Digital Technologies Ltd.(b)(c)	40,728	220,746
Hut 8 Mining Corp.(b)(c)	60,818	216,512
		679,228
China-11.58%
Bit Digital, Inc.(b)(c)	61,324	271,665
Canaan, Inc., ADR(b)	85,043	270,437
Meitu, Inc.(b)(c)(d)	126,502	45,905
Tencent Holdings Ltd.	1,138	51,715
		639,722
France-0.95%
Worldline S.A.(b)(d)	1,321	52,477
Japan-0.93%
Rakuten Group, Inc.	13,143	51,349
Norway-0.95%
Aker ASA, Class A	820	52,200
South Korea-0.91%
Samsung Electronics Co. Ltd.	920	50,379
Taiwan-0.86%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	480	47,592
United States-52.78%
Advanced Micro Devices, Inc.(b)	439	50,222
Alphabet, Inc., Class A(b)	407	54,017
Applied Digital Corp.(b)	33,429	320,250
Bakkt Holdings, Inc.(b)(c)	140,123	231,203
Block, Inc., Class A(b)	671	54,036
Cleanspark, Inc.(b)	36,439	218,998
Coinbase Global, Inc., Class A(b)	2,542	250,667
Galaxy Digital Holdings Ltd.(b)	50,557	248,512
Goldman Sachs Group, Inc. (The)	156	55,516
JPMorgan Chase & Co.	344	54,338
Marathon Digital Holdings, Inc.(b)(c)	14,012	243,388
Micron Technology, Inc.	791	56,469
	Shares	Value
United States-(continued)
Microsoft Corp.	149	$50,052
MicroStrategy, Inc., Class A(b)	588	257,473
NVIDIA Corp.	109	50,935
PayPal Holdings, Inc.(b)	700	53,074
Riot Platforms, Inc.(b)	13,329	246,853
Robinhood Markets, Inc., Class A(b)	4,073	52,379
SoFi Technologies, Inc.(b)	5,536	63,387
Terawulf, Inc.(b)(c)	70,220	205,042
Tesla, Inc.(b)	181	48,405
Visa, Inc., Class A	208	49,448
		2,914,664
Total Common Stocks & Other Equity Interests (Cost $2,720,931)		4,720,012
Mutual Fund-14.53%
United States-14.53%
Grayscale Bitcoin Trust BTC (Cost $729,038)	41,959	802,676
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $3,449,969)		5,522,688
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.60%
Invesco Private Government Fund, 5.24%(e)(f)(g)	292,768	292,768
Invesco Private Prime Fund, 5.38%(e)(f)(g)	789,524	789,524
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,082,243)		1,082,292
TOTAL INVESTMENTS IN SECURITIES-119.60% (Cost $4,532,212)		6,604,980
OTHER ASSETS LESS LIABILITIES-(19.60)%		(1,082,304)
NET ASSETS-100.00%		$5,522,676
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $98,382, which represented 1.78% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$150,884	$(150,884)	$-	$-	$-	$59

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
July 31, 2023
(Unaudited)
	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$221,063	$2,820,550	$(2,748,845)	$-	$-	$292,768	$8,154*
Invesco Private Prime Fund	641,624	5,044,487	(4,896,588)	50	(49)	789,524	24,054*
Total	$862,687	$8,015,921	$(7,796,317)	$50	$(49)	$1,082,292	$32,267

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,548,891	$-	$-	$2,548,891
Mutual Fund	407,890	-	-	407,890
Money Market Funds	679	205,756	-	206,435
Total Investments	$2,957,460	$205,756	$-	$3,163,216
Invesco Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,720,012	$-	$-	$4,720,012
Mutual Fund	802,676	-	-	802,676
Money Market Funds	-	1,082,292	-	1,082,292
Total Investments	$5,522,688	$1,082,292	$-	$6,604,980